Consolidated Statements of Changes In Stockholders' Equity (Deficit) - USD ($)	Preferred Series C Stock [Member]	Class A Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Beginning balance, value at Jun. 30, 2019	$ 610		$ 264,649	$ 24,663,528	$ (26,933,461)	$ (2,004,674)
Balance (in Shares) at Jun. 30, 2019	610,000		264,648,821
Shares issued of common stock and warrants for cash			$ 97,584	576,703		674,287
Shares issued of common stock and warrants for cash (in Shares)			97,584,162
Preferred C shares Converted to Common			$ 17,240	182,580		199,820
Preferred C shares Converted to Common (in Shares)			17,240,017
Beneficial conversion feature related to convertible debt				5,000		5,000
Series C dividends					(32,024)	(32,024)
Shares of Common Stock issued for services			$ 50	1,450		1,500
Shares of Common Stock issued for services (in Shares)			50,000
Net loss for period					(805,577)	(805,577)
Ending balance, value at Jun. 30, 2020	$ 610		$ 379,523	25,429,261	(27,771,062)	(1,966,668)
Balance (in Shares) at Jun. 30, 2020	610,000		379,523,000
Preferred C shares Converted to Common			$ 5,447	31,921		37,368
Beneficial conversion feature related to convertible debt
Series C dividends					(4,029)	(4,029)
Shares of Common Stock issued for services			585	2,340		2,925
Net loss for period					(221,907)	$ (221,907)
Common shares issued for services (in Shares)						585,000
Balance (in Shares) at Sep. 30, 2020	610,000		385,555,260
Beginning balance, value at Jun. 30, 2020	$ 610		$ 379,523	25,429,261	(27,771,062)	$ (1,966,668)
Balance (in Shares) at Jun. 30, 2020	610,000		379,523,000
Shares issued of common stock and warrants for cash			$ 32,500	130,000		162,500
Shares issued of common stock and warrants for cash (in Shares)			32,500,000
Net loss for period					(924,728)	(924,728)
Common shares issued for services			$ 3,145	15,780		18,925
Common shares issued for services (in Shares)			3,145,440
Shares converted from Preferred C shares to common			$ 31,218	172,149		203,367
Shares converted from Preferred C shares to common (in Shares)			31,217,188
Valuation of Preferred C & derivative liability				208,177		208,177
Preferred C dividends					(163,575)	(163,575)
Ending balance, value at Jun. 30, 2021	$ 610		$ 446,386	25,955,367	(28,859,365)	(2,457,002)
Balance (in Shares) at Jun. 30, 2021	610,000		446,385,628
Balance (in Shares) at Sep. 30, 2020	610,000		385,555,260
Preferred C shares Converted to Common			$ 16,035	54,965		71,000
Net loss for period					(345,183)	(345,183)
Valuation of Preferred C & derivative liability				208,177		208,177
Balance (in Shares) at Dec. 31, 2020	610,000		416,590,136
Preferred C shares Converted to Common			$ 6,709	58,291		65,000
Net loss for period					(213,122)	(213,122)
Valuation of Preferred C & derivative liability
Balance (in Shares) at Mar. 31, 2021	610,000		443,359,676
Balance (in Shares) at Jun. 30, 2021	610,000		446,385,628
Net loss for period					(1,100,661)	(1,100,661)
Common shares issued for services			$ 4,095	31,905		36,000
Common shares issued for services (in Shares)			4,095,238
Shares converted from Preferred C shares to common			$ 17,535	89,466		107,001
Preferred C dividends					(1,423)	(1,423)
Balance (in Shares) at Sep. 30, 2021	610,000		488,648,586
Net loss for period					(318,882)	(318,882)
Common shares issued for services			$ 7,981	16,327		24,308
Common shares issued for services (in Shares)			7,981,455
Shares converted from Preferred C shares to common			$ 19,148	87,852		107,000
Preferred C dividends					(3,379)	(3,379)
Balance (in Shares) at Dec. 31, 2021	610,000		539,310,756
Net loss for period					20,044	20,044
Common shares issued for services			$ 3,714	21,286		25,000
Common shares issued for services (in Shares)			3,714,286
Shares converted from Preferred C shares to common			$ 15,827	66,673		82,500
Preferred C dividends					$ (5,787)	(5,787)
Ending balance, value at Mar. 31, 2022						$ (2,191,456)
Balance (in Shares) at Mar. 31, 2022	610,000		616,351,592